Accounts and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2018
Accounts and Other Receivables [abstract]
Schedule of Trade and Other Receivables

	December 31,	December 31,
	2018	2017
Trade receivables from concentrate sales	$28,132	$34,250
Advances and other receivables	3,179	1,249
Value added taxes recoverable	1,458	871
Accounts and other receivables	$32,769	$36,370